Dear Schwab Signature(TM)Annuity Investor:


We are pleased to provide you with the annual reports for the portfolios you had selected in your Schwab Signature Annuity as of December 31, 2002. Inside you'll find individual annual reports prepared by the investment companies that manage them.*

Receive Your Annuity Annual Report with a Click of the Mouse

Did you know you could save time and enjoy the convenience of paperless record keeping for your Schwab Signature Annuity? In place of receiving paper documents, you can receive email notices when annual reports, prospectuses, confirmations and other important information about your Schwab Signature Annuity account is available online. To find out how you can receive these documents by email, please call 1-888-560-5938, Monday through Friday, 6:00 a.m. to 4:30 p.m.

As you continue to invest to achieve your financial goals, we hope you will find the enclosed reports useful. If you have any questions, please don't hesitate to call a licensed annuity representative at 1-888-560-5938, Monday through Friday 6:00 a.m. to 4:30 p.m. Pacific time, or log into the Schwab Client Center on Schwab.com and visit us under Products & Services / Investment Choices / Annuities.

Thank you for your continued trust.

Sincerely,

Charles Schwab Insurance Services

--------

* When you invest in the Schwab Signature Annuity you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company that in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Signature Annuity. Please read the prospectus carefully before investing.

The Schwab Signature(TM) Annuity (Form #J444) is a flexible premium variable annuity issued by Great-West Life & Annuity Insurance Company. Charles Schwab & Co., Inc. is the broker/dealer, insurance agency, and distributor. Great-West Life & Annuity Insurance Company is not licensed to do business in New York. Products sold in New York are issued by First Great-West Life & Annuity. This contract is not available in all states. This annuity is sold by prospectus only. The prospectus includes information on sub-accounts, contract features, fees, expenses and other pertinent information. Please read the prospectus carefully before you invest or send money.

(C)2003 Charles Schwab & Co., Inc. (0003-8241)

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                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                            Schwab Signature Annuity
                            Annual Report Form N-30D

                         File Nos. 333-52956, 811-07549

The information required to be contained in this report for the period ending December 31, 2002 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Alger American Fund
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0000930413-03-000579

Alliance Variable Products Series Fund, Inc.:
Alliance VP Growth & Income Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0000936772-03-000090

Alliance Variable Products Series Fund, Inc.:
Alliance VP Growth Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0000936772-03-000087

Alliance Variable Products Series Fund, Inc.:
AllianceBernstein VP Real Estate Investment Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on February 20, 2003
Accession No. 0000936772-03-000066

Alliance Variable Products Series Fund, Inc.:
AllianceBernstein VP Utility Income Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0000936772-03-000076

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000814680-03-000004

Berger Institutional Products Trust:
Berger IPT-Large Cap Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on February 13, 2003
Accession No. 0001035704-03-000109

Berger Institutional Products Trust:
Berger IPT-Small Company Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on February 13, 2003
Accession No. 0001035704-03-000111

Delaware VIP Trust: Delaware VIP Small Cap Value Series
File No. 811-05162
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000950116-03-001815

Deutsche Asset Management VIT Funds:
Scudder EAFE(R) Equity Index Fund
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000935069-03-000230

Deutsche Asset Management VIT Funds:
Scudder VIT Small Cap Index Fund
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000935069-03-000232

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on March 4, 2003
Accession No. 0000813383-03-000006

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0001056288-03-000153

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on March 3, 2003
Accession No. 0000912744-03-000003

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0001093801-03-000222

JP Morgan Series Trust II:
JP Morgan Small Company Portfolio
File No. 811-08212
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0001047469-03-007139

Oppenheimer Variable Account Funds
File No. 811-04108
Form N-30D
Filed via EDGAR and accepted on March 3, 2003
Accession No. 0000935069-03-000258

PBHG Insurance Series Fund
File No. 811-08009
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0001135428-03-000105

PIMCO Variable Insurance Trust
File No. 811-08399
Form N-30D
Filed via EDGAR and accepted on March 7, 2003
Accession No. 0001017062-03-000383

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on March 3, 2003
Accession No. 0001047469-03-007458

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0000950149-03-000444

Scudder Variable Series I:
Capital Growth Portfolio
File No. 811-04257
Form N-30D
Filed via EDGAR and accepted on February 13, 2003
Accession No. 0000088053-03-000198

Scudder Variable Series II:
Scudder Small Cap Growth Portfolio
File No. 811-05002
Form N-30D
Filed via EDGAR and accepted on February 20, 2003
Accession No. 0000088053-03-000214

Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on March 4, 2003
Accession No. 0000950131-03-001105

Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II
File No. 811-06552
Form N-30D
Filed via EDGAR and accepted on March 4, 2003
Accession No. 0000950131-03-001102